Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000126665
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%	0.21%	2.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Bloomberg U.S. Long Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	(0.22%)	2.37%